Inventories (Tables)	12 Months Ended
Dec. 28, 2014
Inventory Disclosure [Abstract]
Summary of Inventories
At the end of 2014 and 2013, inventories were comprised of:

(Dollars in Millions)	2014	2013
Raw materials and supplies	$1,214	1,224
Goods in process	2,461	2,612
Finished goods	4,509	4,042
Total inventories	$8,184	7,878